Basis of Presentation	6 Months Ended
Jun. 30, 2022
Basis of Preparation
Basis of Presentation

Section 2—Basis of Preparation

2.1Accounting policies and basis of preparation

The unaudited interim condensed consolidated financial statements as of June 30, 2022 and for the six-month periods ended June 30, 2022 and 2021 have been prepared in accordance with International Accounting Standard 34 Interim Financial Reporting. The interim condensed consolidated financial statements do not include all the information and disclosures required in annual financial statements and should be read in conjunction with the Company’s audited consolidated financial statements included in the Company’s Annual Report. In the opinion of management, the interim condensed consolidated financial statements as of June 30, 2022 and for the six-month periods ended June 30, 2022 and 2021 include all adjustments considered necessary for a fair presentation of the results of the interim periods presented. The statement of financial position as of December 31, 2021 included herein was derived from the audited consolidated financial statements included in the Annual Report but does not include all disclosures required by International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). The accounting policies disclosed in the Company’s audited consolidated financial statements included in the Annual Report are consistent with those used to prepare the accompanying interim condensed consolidated financial statements. The results of operations for the six-month period ended June 30, 2022 are not necessarily indicative of the results expected for the full year.

Unless otherwise stated, all amounts disclosed herein are in United States Dollars (“USD”) and are rounded to the nearest thousand (`000).

There have been no significant changes to the critical accounting policies as disclosed in the Annual Report.

Significant accounting judgements, estimates and assumptions

Significant accounting judgments, estimates and assumptions (collectively “Judgments”) affecting the Group are disclosed in Note 2.2 in the Company’s audited consolidated financial statements included in the Annual Report. As discussed in more detail in Note 3.1 below, determining the financial reporting implications of FP GmbH entering into debtor-in-possession proceedings required the use of significant Judgments to determine the reported amounts and disclosures included in the accompanying financial statements as of June 30, 2022 and for the six months ended June 30, 2022.

Translation from functional currencies to presentation currency

The Group’s condensed consolidated financial statements included herein are presented in USD, which is not the functional currency of the Company. The Group’s financial statements are presented in USD as the result of the Company publicly listing American Depositary Shares (“ADSs”) in the United States. The Company, Operations and FA’s functional currency is the Danish Kroner (“DKK”), FP GmbH’s functional currency is the Euro (“EUR”), and FP USA’s functional currency is the USD.

When translating to the presentation currency for entities within the Group who use a functional currency different from the USD, their assets and liabilities are translated into USD using exchange rates as of the date of the statement of financial position while income and expense items for each statement presenting profit or loss and other comprehensive income (loss) are translated into USD at average exchange rates for the period. Exchange differences arising from such translation are recognized each reporting period in other comprehensive income (loss) and accumulated in a separate reserve in equity (referred to herein as the “Foreign currency translation reserve” or the “FCTR”).

The Group applies the direct method (“Direct Method”) of consolidation to translate financial statements prepared using a functional currency different from the USD into financial statements prepared using the USD. Under the Direct Method, entities within the consolidated group whose functional currency is different from the USD convert their assets, liabilities, income and expense items from their functional currency directly into USD (i.e., one step) using the applicable exchange rates as explained in the preceding paragraph. Under the Direct Method, there is no step where the financial statements prepared using a functional currency different from the USD are translated into financial statements using the functional currency of the Company, the DKK, before translating such financial statements into USD (i.e., two steps). In accordance with the Direct Method, upon sale or loss of control of a foreign operation, that entity’s accumulated FCTR is reclassified from equity to profit or loss. See Note 3.1 for information regarding FP GmbH’s FCTR.

2.2New and amendments to accounting standards

Standards effective in 2022:

The IASB issued a number of amendments to standards that became effective in 2022 (“2022 Amendments”). None of the 2022 Amendments had an impact on the Group’s financial statements.

Standards issued but not yet effective:

The IASB issued new standards, amendments to standards and interpretations that become effective on or after January 1, 2023 (collectively, “New Standards”). None of the New Standards are currently expected to be relevant to or have a material effect on the Group’s consolidated financial statements.